SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The Group evaluates its business activities and arrangements with the entities that operate the franchised-and-managed hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception; therefore, consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts receivable, impairment of loans receivable, fair value measurement and impairment of investments, the useful lives and impairment of property and equipment and intangible assets, valuation allowance for deferred tax assets, impairment of goodwill, average life of memberships, estimates involved in the accounting for its membership program, purchase price allocation, share-based compensation arrangements and discount rate used to measure lease liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits placed with commercial banks or other financial institutions and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash	Restricted cash Restricted cash comprise of deposits pledged with banks as security in relation to the guarantees for prepaid cards and borrowings and deposits restricted due to lawsuit.
Investments

Investments

Short-term investments

Short-term investments include time deposits with maturities of less than one year and investments in wealth management products, where certain deposits with variable interest rates or where principal amounts are not guaranteed, are placed with certain financial institutions. The Group accounts for short-term investments in debt in accordance with ASC topic 320, Investments—Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

Investments in equity securities

The Group accounts for its investments in equity securities in accordance with ASC Subtopic 321, Investments – Equity Securities (“ASC 321”). These securities have readily determinable fair values and are generally held for resale in anticipation of short-term market movements and therefore the Group classifies them as investment in equity securities in current assets which are carried at fair value at each balance sheet date. Gains and losses, both realized and unrealized, are included in (Losses and impairment) Gains on equity securities held in the consolidated statements of comprehensive income/(loss).

Long-term time deposits

Long-term time deposits comprise of deposits placed with certain bank with a maturity of one to three years. Unrealized gains from long-term time deposit of RMB19,880,287, RMB4,726,875 and RMB4,534,833 (USD657,489) were recognized for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, RMB 130,000,000 and RMB 130,000,000 (USD 18,848,228) of which, respectively, was pledged with banks as security in relation to the guarantee for the long-term bank loans and restricted to use (Note 13).

Long-term investments

The Group’s long-term investments consist of equity-method investments, equity investments with and without readily determinable fair values and an available-for-sale debt investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income/(loss). Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized (Losses and impairment) Gains on equity securities held in the consolidated statements of comprehensive income/(loss).

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative method under ASC 321 to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income/(loss) equal to the amount by which the carrying value exceeds the fair value of the investment. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

The available-for-sale debt investment is redeemable shares issued by a private company that is redeemable any time at the Group’s option, which are remeasured at fair value. All changes in the carrying amount of these debt investments are recognized in other comprehensive income/(loss). An impairment loss on the available-for-sale debt investments, if any, is recognized in earnings when the decline in value is determined to be other-than-temporary. The amount of the total other-than-temporary impairment related to the credit loss shall be recognized in earnings. The amount of the total other-than-temporary impairment related to other factors shall be recognized in other comprehensive income/(loss), net of applicable taxes.

Accounts receivable, net of allowance for doubtful accounts

Accounts receivable, net of allowance for doubtful accounts

Trade receivables mainly consist of franchise fees receivable, rental amounts due from individual and corporate customers and travel agents, and sublease rental receivables due from third-party merchandisers, which are recognized and carried at the original invoice amounts less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific franchisees, customers, and merchandisers. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Loans receivable

Loans receivable

Loans receivable are carried at the original loan principal and accrued interest based on the contract rate, less an allowance for uncollectible accounts, as appropriate. The Group classified loans receivable as long-term or short-term investments according to their contractual maturity. The allowance for uncollectible accounts is estimated based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtors. As of December 31, 2021 and 2022, all loans receivable which are past due are nonaccrual.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and any recorded impairment. Depreciation of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income/(loss) as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition. Favorable leases acquired in business combinations before the adoption of ASC Topic 842, Leases (“ASC 842”) are amortized over the remaining operating lease term. Reacquired rights represent the franchise right the Group previously granted to the acquiree through franchise agreements and are amortized over the next renewal date in the applicable agreement.

The favorable lease agreements lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2022, upon adoption of ASC 842, Leases, which are amortized combining with right-of-use assets over remaining operating lease terms. The favorable lease agreements in which the Group acts as a lessee were accounted as intangible assets as before, which are amortized over remaining operating lease terms.

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

The Group at the end of each reporting period evaluates whether events and circumstances continue to support the indefinite useful life of relevant intangible assets. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. Impairment loss is recognized based on the excess of the carrying value of the indefinite-lived intangible asset over its fair value at the time of the assessment. As of December 31, 2020 and 2021, the estimated fair values of the indefinite-lived intangible assets significantly exceeded of their respective carrying values. No impairment loss was recognized for the intangible assets the years ended December 31, 2020 and 2021 and an impairment loss of RMB 12,000,345 (USD 1,739,886) of indefinite-lived trademark was recorded in other general expenses in the consolidated statement of comprehensive loss before the deconsolidation of Urban during the year ended December 31, 2022 (Note 4).

Business combinations

Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2020 and 2021 was related to its acquisition of subsidiaries and business. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and business acquired in a business combination are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance with ASC 350-20, the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Testing Goodwill for Impairment. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. Before the adoption of ASU 2017 04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), if the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2020, the Group elected to choose to bypass the qualitative assessment and proceed directly to perform a quantitative test. In 2021, the Group performed a qualitative assessment for its operating unit. No impairment was recorded for the years ended December 31, 2020 and 2021.

The Group adopted ASU 2017-04 on January 1, 2022 on a prospective basis. which requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. Impairment loss of RMB91,236,480 (USD13,228,046) of goodwill was recorded before the Group deconsolidated Argyle Beijing and Urban during the year ended December 31, 2022(Note 4).

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its property and equipment, other finite-lived assets and operating lease right-of-use assets for impairment individually or as a group at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of the other assets and liabilities. Whenever events or changes in circumstances indicate that these assets may not be recoverable, the Group compares the carrying amount of the asset (or group of assets) to the sum of future undiscounted net cash flows expected to result from the use of the asset (or group of assets) and its eventual disposition. If the carrying amount is higher than the sum of undiscounted future cash flows, an impairment loss is measured based on the excess of the carrying amount of the asset (or group of asset) over its fair value.  The carrying amount of the asset (or the long-lived assets in the asset group on a pro rata basis using the relative carrying amounts) is reduced to the extent not lower than the fair value of the asset. The adjusted carrying amounts after an impairment charge represent the new cost basis and is depreciated over their remaining useful lives. No impairment was recorded for the years ended December 31, 2020 and 2021. During the year ended December 31, 2022, due to the continued underperformances relative to the projected operating results, the Group recorded a total impairment loss of RMB 48,306,360 (USD 7,003,764) for certain hotels, among which RMB 28,395,905 (USD 4,117,019) were recorded before the deconsolidation of Argyle Beijing and Shandong Xinhui (Note 4).

Revenue recognition

Revenue recognition

Leased and operated hotel revenues

Revenues from leased-and-operated hotels are primarily derived from hotel operations, including the rental of rooms and food and beverage sales. Each of these products and services represents an individual performance obligation and, in exchange for these services and goods, the Group receives fixed amounts based on fixed rates or fixed standalone selling price. Revenue is recognized when rooms are occupied, and food and beverages are sold as the respective performance obligations are satisfied.

Sublease rental revenues are derived from subleasing partial space of the leased-and-operated hotels to third-parties. In accordance with the provisions of ASC 842, since the Group has not been relieved as the primary obligor of the head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. The Group’s practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease, which is consistent with the accounting treatment under ASC 840. The sublease rental revenue is recorded in leased-and-operated hotels revenue in the consolidated statements of comprehensive income/(loss) amounted to RMB77,676,665, RMB74,689,226 and RMB61,578,703 (USD8,928,073) for the years ended December 31, 2020, 2021 and 2022, respectively.

Franchise and managed hotel revenues

The franchise and managed agreement contains the following promised services:

●	Intellectual Property (“IP”) license grant the right to access the Group’s hotel system IP, including brand names.
●	Pre-opening services include providing services (e.g., property design, leasehold improvement, construction project management, systems installation, personnel recruiting and training, etc.) to the franchisees to assist in preparing for the hotel opening.
●	System maintenance services include providing standardization hotel property management system (PMS), central reservation system (CRS) and other internet related services.
●	Hotel management services include providing day-to-day management services of the hotels for the franchisees.

The promises to provide pre-opening services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services forms a single distinct performance obligation.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial one-time non-refundable franchise fee, and (ii) continuing franchise fees, which mainly consist of on-going management and service fees based on a certain percentage of the room revenues of the franchised-and-managed hotels and central reservation system (“CRS”) usage fee based on a fixed rate per transaction. For franchised-and-managed hotels, the Group has a performance obligation to provide franchisees a license to its hotel system intellectual property for use of certain of its brand names. The one-time franchise fees are fixed consideration payable upon submission of a franchise application or renewal and are recognized on a straight-line basis over the initial or renewal term of the franchise agreements. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract. The continuing fees represent variable consideration, as the transaction price is based on a percentage of underlying service revenue is recognized by the franchisees’ operations. The Group recognizes continuing franchise fees on a monthly basis over the term of the agreement as those amounts become payable.

In addition, the Group designates hotel managers to certain hotels and accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to compensate the Group for the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses as incurred. The hotel manager fee is recognized as revenue on a monthly basis. During the years ended December 31, 2020, 2021 and 2022, the hotel manager fees that were recognized as part of franchised-and-managed hotels revenue were RMB112,729,886, RMB131,027,473 and RMB115,738,098 (USD16,780,447), respectively.

Other Revenues

Other revenues are derived from selling of goods through the Company’s online mall and sale of hotel related products to franchisees. Revenues are recognized upon customers’ acceptance.

Membership Program

Membership Program

The Group invites its customers to participate in a membership program with four tiers of membership – E-membership, R-membership, gold membership and platinum membership. A one-time membership fee is charged for new members except for the E-membership. The membership automatically expires after two years in the event of non-usage and is automatically renewed if used at least once within a two-year period. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned.

Membership fees from the Group’s membership program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be three to five years depending on membership level.

Membership points that are earned by members when they stay at the hotels represent a material right to free or discounted goods or services in the future. The membership program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem, which amount were included in revenues from leased and operated hotel or revenues from franchised and managed hotels depending on the type of hotels the membership was sold at. The Group estimates breakage based on the Group’s historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period. The Group recognized revenue net of reimbursement paid to franchisees as its performance obligation is to facilitate the transaction between the member and the franchised and managed hotels.

PRC Value-Added Taxes and related tax surcharges

PRC Value-Added Taxes and related tax surcharges

Starting from May 2016, the accommodation services of the Group are subject to 6% of Value-Added Taxes.

The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income/(loss) as incurred, and amounted to RMB38,934,867, RMB22,906,044 and RMB12,347,881 (USD1,790,274) for the years ended December 31, 2020, 2021 and 2022, respectively.

Government subsidies

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. During the years ended December 31, 2020, 2021 and 2022, the Group received financial subsidies of RMB20,094,745, RMB16,993,539 and RMB11,466,168 (USD1,662,438), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

Interest	Interest Interest income is mainly generated from bank deposits and other interest earning financial assets and is recognized on an accrual basis using the effective interest method.
Leases

Leases

Operating Leases – Lessee under ASC 842

The Group leases hotel properties from property owners. In evaluating whether an agreement constitute a lease. the Group reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. However, the Group has no finance leases for any of the periods presented. The Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset for the lease term. The lease term is based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities are recognized at commencement date based on the present value of fixed lease payments over the lease term using the rate implicit in the lease, if available, or the Group’s incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. Current maturities of operating lease liabilities are classified as operating lease liabilities, current in the Group’s consolidated balance sheets. Most leases have initial terms ranging from 5 to 22 years. The Group’s lease agreements may include non-lease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group, deferred rent and lease incentives, and any off-market terms (that is, favorable or unfavorable terms) present in the lease when the Group acquired leases in a business combination in which the acquiree acts as a lessee. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the income statement on the contract termination.

Operating Leases – Lessee under ASC 840

Before January 1, 2022, leases where the Group is the lessee, and substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Operating Leases – Sublease under ASC 842 and ASC 840

The Group subleases property which are not used to operate hotels to third parties under operating leases. In accordance with the provisions of ASC 842, since the Group has not been relieved as the primary obligor of the head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. Our practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease, which is consistent with the accounting treatment under ASC 840.

Income taxes

Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to include interest and penalties related to an uncertain tax position in “income tax expense (benefit)” in the consolidated statements of comprehensive income/(loss).

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, GreenTree Samoa, GreenTree Suites, PHI and the entities incorporated in Hong Kong is the United States dollar (“USD”). The financial records of PRC subsidiaries of the Company are maintained in the local currency, the Renminbi (“RMB”), which is their functional currency.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized in “interest income and other, net” in the consolidated statements of comprehensive income/(loss).

Assets and liabilities are translated into RMB at the exchange rate at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income/(loss).

Convenience translation

Convenience translation

Translations of amounts from RMB into U.S. dollars into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of USD1 to RMB6.8972 on December 31, 2022, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2022, or at any other rate.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets and Liabilities Measured at Fair Value on a recurring basis

Investments in equity securities with readily determinable fair values are measured using quoted market prices, and are recorded at fair values at each balance sheet date. The fair value of the Group’s investments in wealth management products are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data.

The payable for contingent consideration and the returnable consideration from Urban Hotel Group are based on the achievement of certain financial targets in accordance with the acquisition agreements for the various periods.

For the available-for-sale debt securities, the Group uses a combination of valuation methodologies, including income approach and option pricing models based on the Group’s best estimate, which is determined by using information including but not limited to the future cash flow forecast, discount rate, expected volatility, and discounts for lack of marketability and control.

The carrying values of other financial instruments, which consist of cash and cash equivalents, time deposits, accounts receivable, loans receivable, amounts due from related parties, accounts payable and amounts due to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2021 and 2022 on a recurring basis:Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

The Group measures equity investments without readily determinable fair value and elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. Considerable management judgement is used to estimate future cashflows, particularly revenues expected to be generated from the usage of the long-lived assets and estimates of the price market participants would pay to lease the operating lease right-use assets, which are based on comparable market rental information that could be reasonably obtained for the property. Accordingly, actual results may vary significantly from the Company estimates as they are forward-looking and include assumptions about economic and market conditions with uncertain future outcomes.

Comprehensive income/(loss)

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Group includes the foreign currency translation adjustments and unrealized gains(loss) on available-for-sale investments.

Comparative information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Segment reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group’s chief operating decision maker has been identified as the CEO of the Group. The results of operations of the Group are regularly reviewed by the Chief Executive Officer on a consolidated basis. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Employee benefits

Employee benefits

The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary of the Group to make contributions to the government for these benefits beyond the contribution made. The total amounts for such employee benefits, which were expensed as incurred, RMB25,666,575, RMB36,617,173 and RMB45,051,494 (USD6,531,853) for the years ended December 31, 2020, 2021 and 2022, respectively.

Share-based compensation

Share-based compensation

Share based awards granted to employees are accounted for under ASC 718, “Compensation—Stock Compensation”, which requires that such equity awards granted to employees be measured based on the grant date fair value and recognized as compensation expense a) immediately at grant date if no vesting conditions are required; or b) using accelerated method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

Earnings per share

Earnings per share

Class A and Class B ordinary shares have the same rights with regard to dividends and distributions upon liquidation of the Group. Net income is allocated on a pro rata basis to the Class A and Class B ordinary shares to the extent that each class shares in income for the period. Basic EPS for each class of ordinary shares is computed by dividing net income attributable to that class by the weighted average number of ordinary shares outstanding of that class for the period. Diluted earnings per share is calculated by dividing net income attributable to the Class A and Class B ordinary shares as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive. Contingently issuable shares relating to shares to be issued as a part of purchase consideration associated with business combinations, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related and loans receivable. As of December 31, 2021, the Group had RMB288,545,669 and RMB29,070,237 of cash and cash equivalents and restricted cash that are held by financial institutions in the PRC and by international financial institutions outside of the PRC, respectively. As of December 31, 2022, the Group had RMB663,759,671 (USD96,236,106) and RMB2,544,290 (USD368,887) of cash and cash equivalents and restricted cash that are held by financial institutions in the PRC and by international financial institutions outside of the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group made loans to third-party individuals and related parties under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheet date. As of December 31, 2021 and 2022, there were RMB965,475,805 and RMB1,073,930,780 (USD155,705,327) of loans receivable outstanding. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

Currency Convertibility Risk

Currency Convertibility Risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk

The functional currency of the Company is USD, and the reporting currency is RMB. Since July 21, 2005, RMB has been permitted by the PRC government to fluctuate within a managed band against a basket of certain foreign currencies. The appreciation of the USD against the RMB was approximately 8.23% in 2022. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against USD would result in foreign currency translation loss when translating the net assets of the Group from USD into RMB.

For the years ended December 31, 2020, 2021 and 2022, the net foreign currency translation loss resulting from the translation from USD to RMB reporting currency recorded in other comprehensive loss recorded RMB19,714,207, RMB6,497,403 and RMB11,361,872 (USD1,647,317), respectively.

Adopted Accounting Standards and Accounting Standards Not Yet Adopted

Adopted Accounting Standards

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (“ASU 2016-02”), Leases (ASC 842), as amended, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. ASC 842 requires most leases to be recognize a ROU asset and lease liability on the balance. On January 1, 2022, the Company adopted ASU 2016-02, using the modified retrospective transition method and elected the transition option to use an effective date of January 1, 2022 as the date of initial application. As a result, the comparative periods were not restated.

The Group has elected the package of practical expedients permitted which allows the Company not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02).

The cumulative effect of the changes made to the Group’s consolidated balance sheet as of January 1, 2022 for the adoption of ASU 2016-02 is as follows:

	December 31, 2021	January 1, 2022
		Effect of adoption
	As reported	ASU 2016-02	As adjusted
Assets
Favorable lease	32,844,929	(32,844,929)	—
Prepaid rent	15,454,967	(15,454,967)	—
Operating lease right-of-use assets	—	1,830,043,887	1,830,043,887
Total assets	48,299,896	1,781,743,991	1,830,043,887
Liabilities
Accrued expenses and other current liabilities	27,957,242	(27,957,242)	—
Deferred rent	70,769,648	(70,769,648)	—
Operating lease liability, current	—	177,938,604	177,938,604
Operating lease liability, non-current	—	1,702,532,277	1,702,532,277
Total liabilities	98,726,890	1,781,743,991	1,880,470,881

2.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Adopted Accounting Standards (continued)

The adoption of ASU 2016-02 did not materially affect the consolidated statements of income or consolidated statements of cash flows and had no impact on the debt covenant compliance under the current agreements.

Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of our portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, FASB issued ASU 2019-10 to delay the effective date of this standard for private companies. In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which, among other things, provides entities with practical expedients and policy elections related to the presentation and disclosure of accrued interest and the related allowance for credit losses and clarifies how to disclose line-of-credit arrangements that are converted to term loans in the vintage table disclosure. ASU 2019-04 has the same effective date as the new credit impairment standard for entities that have not yet adopted the standard. In March 2022, the FASB issued ASU 2022-02, Financial Instruments — Credit Losses (Topic 326) — Troubled Debt Restructurings and Vintage Disclosures. The ASU eliminates the recognition and measurement guidance on troubled debt restructurings (TDRs) for entities that have adopted ASU 2016-13 (Topic 326) and enhances disclosures for certain loan refinancings and restructurings by creditor for borrowers experiencing financial difficulty. It also requires public business entities to present current-period gross-write-offs, on a current year-to-date basis, by year of origination in their vintage disclosures. For entities that have not adopted ASU 2016-13 (Topic 326), the effective dates are the same as for that ASU. The amendments should be applied prospectively, except that an entity has the option to apply a modified retrospective transition method related to the recognition and measurement of TDRs, which will result in a cumulative-effect adjustment to retained earnings in the period of adoption. The amendments in this ASU are effective for the Group beginning January 1, 2023 including interim periods within the fiscal year. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). The amendments create an exception to the general recognition and measurement principal in ASC 805, Business Combinations to measure assets and liabilities acquired in a business combination at fair value. Instead, an acquirer in a business combination will be required to apply ASC 606 to recognize and measure contract assets and contract liabilities that result from contracts accounted for under ASC 606 on the acquisition date and will generally result in the acquirer recognizing amounts consistent with those recorded by the acquiree immediately before the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods therein. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.